Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005493
Shareholder Report [Line Items]
Fund Name	Retirement 2030 Fund
Class Name	Investor Class
Trading Symbol	TRRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2030 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2030 Fund - Investor Class	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,403	10,445	10,350
2016	10,371	10,693	10,331
2017	11,030	11,520	10,899
2017	11,548	11,769	11,243
2017	11,926	12,123	11,515
2017	12,471	13,074	12,085
2018	12,663	13,389	12,202
2018	12,663	13,542	12,279
2018	12,997	14,577	12,654
2018	12,401	13,797	12,100
2019	12,839	14,065	12,419
2019	12,807	13,880	12,355
2019	13,424	14,768	12,867
2019	14,041	15,934	13,513
2020	13,612	15,036	13,020
2020	13,612	15,471	13,061
2020	15,208	17,935	14,279
2020	16,087	18,966	14,974
2021	17,109	20,347	15,675
2021	18,177	22,264	16,619
2021	18,834	23,861	17,131
2021	18,511	23,961	16,921
2022	17,745	22,849	16,456
2022	16,646	21,444	15,626
2022	15,913	20,692	15,021
2022	16,279	21,373	15,346
2023	16,246	21,004	15,442
2023	16,577	21,880	15,720
2023	17,333	23,745	16,314
2023	17,484	24,067	16,451
2024	18,836	27,012	17,542
2024	19,394	27,916	17,958
2024	20,357	29,953	18,933
2024	20,884	32,367	19,311
2025	20,853	31,748	19,366
2025	21,027	31,578	19,667
2025	22,204	34,698	20,816
2025	23,073	36,765	21,630
2026	24,209	37,150	22,590
2026	24,911	40,876	23,404

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2030 Fund (Investor Class)	18.47%	6.51%	9.56%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2030 Index (Strategy Benchmark)	19.00	7.09	8.88

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 30,023,889,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 137,767,000
InvestmentCompanyPortfolioTurnover	25.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$30,023,889 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	47.0%
Domestic Bond Funds	23.7
International Equity Funds	17.6
International Bond Funds	10.7
Short-Term and Other	1.0

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	12.1%
T. Rowe Price Growth Stock Fund	10.4
T. Rowe Price Value Fund	10.2
T. Rowe Price Limited Duration Inflation Focused Bond Fund	6.3
T. Rowe Price Equity Index 500 Fund	5.7
T. Rowe Price U.S. Large-Cap Core Fund	5.7
T. Rowe Price International Value Equity Fund	5.0
T. Rowe Price International Bond Fund (USD Hedged)	4.8
T. Rowe Price Overseas Stock Fund	4.6
T. Rowe Price International Stock Fund	4.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005494
Shareholder Report [Line Items]
Fund Name	Retirement 2030 Fund
Class Name	Advisor Class
Trading Symbol	PARCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2030 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2030 Fund - Advisor Class	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,397	10,445	10,350
2016	10,361	10,693	10,331
2017	11,016	11,520	10,899
2017	11,518	11,769	11,243
2017	11,889	12,123	11,515
2017	12,424	13,074	12,085
2018	12,606	13,389	12,202
2018	12,601	13,542	12,279
2018	12,922	14,577	12,654
2018	12,329	13,797	12,100
2019	12,755	14,065	12,419
2019	12,718	13,880	12,355
2019	13,321	14,768	12,867
2019	13,923	15,934	13,513
2020	13,489	15,036	13,020
2020	13,484	15,471	13,061
2020	15,052	17,935	14,279
2020	15,914	18,966	14,974
2021	16,907	20,347	15,675
2021	17,956	22,264	16,619
2021	18,589	23,861	17,131
2021	18,261	23,961	16,921
2022	17,492	22,849	16,456
2022	16,401	21,444	15,626
2022	15,670	20,692	15,021
2022	16,023	21,373	15,346
2023	15,979	21,004	15,442
2023	16,295	21,880	15,720
2023	17,026	23,745	16,314
2023	17,170	24,067	16,451
2024	18,474	27,012	17,542
2024	19,014	27,916	17,958
2024	19,941	29,953	18,933
2024	20,458	32,367	19,311
2025	20,408	31,748	19,366
2025	20,565	31,578	19,667
2025	21,702	34,698	20,816
2025	22,534	36,765	21,630
2026	23,633	37,150	22,590
2026	24,304	40,876	23,404

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2030 Fund (Advisor Class)	18.18%	6.24%	9.29%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2030 Index (Strategy Benchmark)	19.00	7.09	8.88

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 30,023,889,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 137,767,000
InvestmentCompanyPortfolioTurnover	25.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$30,023,889 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	47.0%
Domestic Bond Funds	23.7
International Equity Funds	17.6
International Bond Funds	10.7
Short-Term and Other	1.0

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	12.1%
T. Rowe Price Growth Stock Fund	10.4
T. Rowe Price Value Fund	10.2
T. Rowe Price Limited Duration Inflation Focused Bond Fund	6.3
T. Rowe Price Equity Index 500 Fund	5.7
T. Rowe Price U.S. Large-Cap Core Fund	5.7
T. Rowe Price International Value Equity Fund	5.0
T. Rowe Price International Bond Fund (USD Hedged)	4.8
T. Rowe Price Overseas Stock Fund	4.6
T. Rowe Price International Stock Fund	4.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005495
Shareholder Report [Line Items]
Fund Name	Retirement 2030 Fund
Class Name	R Class
Trading Symbol	RRTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2030 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2030 Fund - R Class	$114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	R Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,391	10,445	10,350
2016	10,350	10,693	10,331
2017	10,995	11,520	10,899
2017	11,491	11,769	11,243
2017	11,854	12,123	11,515
2017	12,379	13,074	12,085
2018	12,552	13,389	12,202
2018	12,538	13,542	12,279
2018	12,850	14,577	12,654
2018	12,250	13,797	12,100
2019	12,668	14,065	12,419
2019	12,621	13,880	12,355
2019	13,213	14,768	12,867
2019	13,801	15,934	13,513
2020	13,363	15,036	13,020
2020	13,346	15,471	13,061
2020	14,891	17,935	14,279
2020	15,736	18,966	14,974
2021	16,711	20,347	15,675
2021	17,736	22,264	16,619
2021	18,351	23,861	17,131
2021	18,011	23,961	16,921
2022	17,245	22,849	16,456
2022	16,163	21,444	15,626
2022	15,427	20,692	15,021
2022	15,766	21,373	15,346
2023	15,714	21,004	15,442
2023	16,007	21,880	15,720
2023	16,722	23,745	16,314
2023	16,850	24,067	16,451
2024	18,121	27,012	17,542
2024	18,636	27,916	17,958
2024	19,536	29,953	18,933
2024	20,028	32,367	19,311
2025	19,970	31,748	19,366
2025	20,111	31,578	19,667
2025	21,202	34,698	20,816
2025	22,005	36,765	21,630
2026	23,071	37,150	22,590
2026	23,704	40,876	23,404

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2030 Fund (R Class)	17.87%	5.97%	9.01%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2030 Index (Strategy Benchmark)	19.00	7.09	8.88

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 30,023,889,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 137,767,000
InvestmentCompanyPortfolioTurnover	25.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$30,023,889 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	47.0%
Domestic Bond Funds	23.7
International Equity Funds	17.6
International Bond Funds	10.7
Short-Term and Other	1.0

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	12.1%
T. Rowe Price Growth Stock Fund	10.4
T. Rowe Price Value Fund	10.2
T. Rowe Price Limited Duration Inflation Focused Bond Fund	6.3
T. Rowe Price Equity Index 500 Fund	5.7
T. Rowe Price U.S. Large-Cap Core Fund	5.7
T. Rowe Price International Value Equity Fund	5.0
T. Rowe Price International Bond Fund (USD Hedged)	4.8
T. Rowe Price Overseas Stock Fund	4.6
T. Rowe Price International Stock Fund	4.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244822
Shareholder Report [Line Items]
Fund Name	Retirement 2030 Fund
Class Name	I Class
Trading Symbol	TRFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2030 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2030 Fund - I Class	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	517,249	520,373	517,021
2/29/24	557,352	584,038	551,303
5/31/24	574,090	603,581	564,372
8/31/24	602,817	647,631	595,019
11/30/24	618,878	699,825	606,885
2/28/25	618,220	686,440	608,619
5/31/25	623,612	682,760	618,071
8/31/25	658,544	750,215	654,188
11/30/25	684,801	794,917	679,768
2/28/26	718,907	803,247	709,951
5/31/26	740,008	883,801	735,530

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 11/13/23
Retirement 2030 Fund (I Class)	18.66%	16.64%
Russell 3000 Index (Regulatory Benchmark)	29.45	25.07
S&P Target Date 2030 Index (Strategy Benchmark)	19.00	16.37

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 30,023,889,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 137,767,000
InvestmentCompanyPortfolioTurnover	25.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$30,023,889 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	47.0%
Domestic Bond Funds	23.7
International Equity Funds	17.6
International Bond Funds	10.7
Short-Term and Other	1.0

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	12.1%
T. Rowe Price Growth Stock Fund	10.4
T. Rowe Price Value Fund	10.2
T. Rowe Price Limited Duration Inflation Focused Bond Fund	6.3
T. Rowe Price Equity Index 500 Fund	5.7
T. Rowe Price U.S. Large-Cap Core Fund	5.7
T. Rowe Price International Value Equity Fund	5.0
T. Rowe Price International Bond Fund (USD Hedged)	4.8
T. Rowe Price Overseas Stock Fund	4.6
T. Rowe Price International Stock Fund	4.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless